SUPPLEMENT

DATED APRIL 8, 2009 TO THE

CLASS A, B, C SHARES PROSPECTUS DATED MARCH 1, 2009

CLASS I SHARES PROSPECTUS DATED MARCH 1, 2009

CLASS R3, R4, R5 AND Y SHARES PROSPECTUS DATED MARCH 1, 2009

CLASS Y SHARES PROSPECTUS DATED MARCH 1, 2009

FOR THE HARTFORD MUTUAL FUNDS (COLLECTIVELY, THE "PROSPECTUSES")

The above referenced Prospectuses are revised as follows:

The Hartford Inflation Plus Fund

Effective June 1, 2009, Timothy Wilhide will no longer serve as portfolio manager of The Hartford Inflation Plus Fund. The fund will continue to be managed by John Hendricks.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED APRIL 8, 2009 TO THE

CLASS A, B, C SHARES PROSPECTUS DATED MARCH 1, 2009

CLASS L SHARES PROSPECTUS DATED MARCH 1, 2009

CLASS Y SHARES PROSPECTUS DATED MARCH 1, 2009

FOR THE HARTFORD MUTUAL FUNDS (COLLECTIVELY, THE "PROSPECTUSES")

The above referenced Prospectuses are revised as follows:

The Hartford U.S. Government Securities Fund

Effective June 1, 2009, Timothy Wilhide will no longer serve as portfolio manager of The Hartford U.S. Government Securities Fund. The fund will continue to be managed by John Hendricks and Russell M. Regenauer.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED APRIL 8, 2009 TO THE

COMBINED STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2009

FOR THE HARTFORD MUTUAL FUNDS (THE "SAI")

The above referenced SAI is revised as follows:

The Hartford Inflation Plus Fund

Effective June 1, 2009, Timothy Wilhide will no longer serve as portfolio manager of The Hartford Inflation Plus Fund. The fund will continue to be managed by John Hendricks.

The Hartford U.S. Government Securities Fund

Effective June 1, 2009, Timothy Wilhide will no longer serve as portfolio manager of The Hartford U.S. Government Securities Fund. The fund will continue to be managed by John Hendricks and Russell M. Regenauer.

This Supplement should be retained with your SAI for future reference.